OTHER OPERATING STATEMENT DATA	12 Months Ended
Dec. 31, 2014
Insurance [Abstract]
OTHER OPERATING STATEMENT DATA
OTHER OPERATING STATEMENT DATA

Insurance policy income consisted of the following (dollars in millions):

	2014	2013	2012
Direct premiums collected	$3,856.2	$3,966.0	$3,883.1
Reinsurance assumed	34.5	38.0	70.4
Reinsurance ceded	(187.9)	(240.5)	(237.1)
Premiums collected, net of reinsurance	3,702.8	3,763.5	3,716.4
Change in unearned premiums	9.1	(16.6)	20.8
Less premiums on interest-sensitive life and products without mortality and morbidity risk which are recorded as additions to insurance liabilities	(1,295.4)	(1,298.1)	(1,296.7)
Premiums on traditional products with mortality or morbidity risk	2,416.5	2,448.8	2,440.5
Fees and surrender charges on interest-sensitive products	213.2	295.9	314.9
Insurance policy income	$2,629.7	$2,744.7	$2,755.4

The four states with the largest shares of 2014 collected premiums were Florida (8.3 percent), Pennsylvania (6.7 percent), California (5.4 percent) and Texas (5.3 percent) . No other state accounted for more than five percent of total collected premiums.

Other operating costs and expenses were as follows (dollars in millions):

	2014	2013	2012
Commission expense	$99.4	$103.8	$115.8
Salaries and wages	242.4	234.0	226.6
Other	461.0	428.4	476.9
Total other operating costs and expenses	$802.8	$766.2	$819.3

Changes in the present value of future profits were as follows (dollars in millions):

	2014	2013	2012
Balance, beginning of year	$679.3	$626.0	$697.7
Amortization	(76.2)	(92.0)	(93.5)
Effect of reinsurance transaction	5.0	—	—
Amounts related to CLIC prior to being sold	(15.5)	—	—
Amounts related to fair value adjustment of fixed maturities, available for sale	(103.2)	145.3	21.8
Balance, end of year	$489.4	$679.3	$626.0

Based on current conditions and assumptions as to future events on all policies inforce, the Company expects to amortize approximately 11 percent of the December 31, 2014 balance of the present value of future profits in 2015, 10 percent in 2016, 9 percent in 2017, 8 percent in 2018 and 7 percent in 2019. The discount rate used to determine the amortization of the present value of future profits averaged approximately 5 percent in the years ended December 31, 2014, 2013 and 2012.

In accordance with authoritative guidance, we are required to amortize the present value of future profits in relation to estimated gross profits for interest-sensitive life products and annuity products. Such guidance also requires that estimates of expected gross profits used as a basis for amortization be evaluated regularly, and that the total amortization recorded to date be adjusted by a charge or credit to the statement of operations, if actual experience or other evidence suggests that earlier estimates should be revised.

Changes in deferred acquisition costs were as follows (dollars in millions):

	2014	2013	2012
Balance, beginning of year	$968.1	$629.7	$797.1
Additions	242.8	222.8	191.7
Amortization	(171.2)	(204.3)	(195.5)
Effect of reinsurance transaction	24.0	—	—
Amounts related to CLIC prior to being sold	(37.6)	—	—
Amounts related to fair value adjustment of fixed maturities, available for sale	(255.5)	315.9	(163.6)
Other	—	4.0	—
Balance, end of year	$770.6	$968.1	$629.7